INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 10:-     INCOME TAXES

a.	Israeli taxation

1.	Tax rates applicable to the income of the Company.

2.
Taxable income of the Company is subject to a corporate tax rate as follow: 2014 and 2015 - 26.5% and 2016 – 25%.

On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the corporate tax rate from 26.5% to 25%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The deferred tax balances as of December 31, 2016 have been calculated based on the revised tax rates.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10% - 25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track in respect of expansion programs pursuant to Amendment No. 60 to the Law is a minimum qualifying investment. The Company was eligible under the terms of minimum qualifying investment and elected 2006, 2009 and 2012 as its "years of election".

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise.

The benefit period starts with the first year the Approved enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as described above.

Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest.

The Company is also a "foreign investors' company", as defined by the Capital Investments Law, and, as such, is entitled to a 10-year period of benefits and may be entitled to reduced tax rates of between 10% - 25% (depending on the percentage of foreign ownership in each tax year).

Income from sources other than the "Approved Enterprise" and "Beneficiary Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

Amendments to the Law:

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment") was enacted. The Amendment prescribes, among others, amendments to the Law. The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a preferred company with a preferred enterprise.

Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates, as detailed below.

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law ("Amendment 71") was enacted. According to Amendment 71, the tax rate on preferred income from a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%). As for changes in tax rates resulting from the enactment of Amendment 73 to the Law, see below.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Company has evaluated the effect on its financial statements of the transition to the preferred enterprise tax track, and as of the date of the approval of the financial statements, the Company believes that it will not transition to the preferred enterprise tax track. Accordingly, the Company did not adjust its deferred tax balances as of December 31, 2016. The Company's position may change in the future.

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017.

The new tax tracks under the Amendment are as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Special technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries exceed NIS 10 billion. Such enterprise will be subject to tax at a rate of 6% on profits deriving from intellectual property, regardless of the enterprise's geographical location.

Any dividends distributed to "foreign companies", as defined in the Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

Since as of December 31, 2016 definitive criteria to determine the tax benefits had not yet been established, it cannot be concluded that the legislation in respect of technological enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates relating to technological enterprises were not taken into account in the computation of deferred taxes as of December 31, 2016.

The Company estimates that the effect of the change in tax rates will not lead to material change in the amounts in the consolidated financial statements as a full valuation allowance was provided in respect to deferred taxes.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, enjoys tax benefits, including:

a)	Deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period;

b)	The right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial company and an industrial holding company;

c)	Accelerated depreciation rates on equipment and buildings; and

d)	The right to claim public issuance expenses over three years, as a deduction for tax purposes.

5.	Net operating losses carryforward and capital loss:

As of December 31, 2016, Compugen Ltd.'s net operating losses carryforward for tax purposes in Israel amounted to approximately $ 195,362. These net operating losses may be carried forward indefinitely and may be offset against future taxable income.

b.	Non-Israeli subsidiary, Compugen Inc.:

Compugen Inc. is subject to U.S. income taxes. The tax rates are compounded from a progressive federal tax of 34% in addition to a state and local taxes.

As of December 31, 2016, Compugen Inc. has net operating loss carryforwards for federal income tax purposes of approximately $ 10,972 which expires in the years 2020 to 2032. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiary. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiary and therefore those earnings are continually redeployed in those jurisdictions.

c.	Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic (Israel)	$32,246	$20,410	$11,138
Foreign	(760)	(637)	(404)

	$31,486	$19,773	$10,734

d.
Taxes on income for the years ended December 31, 2016, 2015 and 2014 are comprised from withholding tax payments amounted of $ 20, $ 390 and $ 360 respectively, which were deducted from milestone payments of $ 400, $ 7,800 and $ 7,200, respectively (see also Note 1b) by the German tax authorities

e.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and Compugen Inc.'s deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and Compugen Inc. deferred tax assets are as follows:

	December 31,
	2016	2015

Operating loss carryforward	$48,663	$48,960
Research and development credit	7,921	3,993
Accrued social benefits and other	530	870
Property and equipment	(135)	(145)

Deferred tax asset before valuation allowance	56,979	53,678
Valuation allowance	(56,979)	(53,678)

Net deferred tax asset	$-	$-

The Company and Compugen Inc. have provided full valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences. Management currently believes that since the Company and Compugen Inc. have a history of losses it is more likely than not that the deferred tax regarding the operating loss carryforward and other temporary differences will not be realized in the foreseeable future.

f.	Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carryforward among the Company and Compugen Inc. due to the uncertainty of the realization of such tax benefits.

g.	Tax assessments:

The Company has tax assessments through 2012 that are deemed to be final.

Compugen Inc.  has tax assessments through 2012 that are deemed to be final.